Cash and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Restricted Cash
Cash and restricted cash
	At December 31 2022	At December 31 2021
Cash	$10,309	$3,259
Restricted cash	144	130
	$10,453	$3,389